UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-4321

JPMorgan Value Opportunities Fund, Inc.
(Exact Name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: June 30
Date of reporting period: September 30, 2006

Jeffrey L. Steele
JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

Copies to:
JULIAN E. MARKHAM, Esq.
THOMPSON, O'DONNELL
1212 New York Avenue, Suite 1000, N.W.
Washington, D.C. 20005
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

JPMorgan Value Opportunities Fund
Portfolio of Investments
As of September 30, 2006 (unaudited)

(Amounts in thousands)
	Shares	Security Description	Value ($)
Long-Term Investments -- 97.6%
Common Stocks -- 97.6%
Aerospace & Defense -- 1.4%
	160	Honeywell International, Inc.	6,524
	68	L-3 Communications Holdings, Inc.	5,334
			11,858
Beverages -- 0.9%
	109	Coca-Cola Co. (The)	4,857
	152	Coca-Cola Enterprises, Inc.	3,159
			8,016
Capital Markets -- 3.6%
	381	Bank of New York Co., Inc. (The)	13,431
	135	Lazard Ltd., Class A (Bermuda)	5,401
	163	Morgan Stanley	11,848
			30,680
Chemicals -- 1.3%
	164	Dow Chemical Co. (The)	6,401
	86	Praxair, Inc.	5,105
			11,506
Commercial Banks -- 5.5%
	125	Fifth Third Bancorp	4,756
	119	Marshall & Ilsley Corp.	5,724
	46	SunTrust Banks, Inc.	3,532
	223	U.S. Bancorp	7,391
	223	Wachovia Corp.	12,416
	360	Wells Fargo & Co.	13,010
			46,829
Communications Equipment -- 1.2%
	432	Corning, Inc. (a)	10,548
Consumer Finance -- 0.8%
	61	American Express Co.	3,415
	44	Capital One Financial Corp.	3,438
			6,853
Containers & Packaging -- 0.7%
	142	Ball Corp.	5,752
Diversified Financial Services -- 9.7%
	597	Bank of America Corp.	31,961
	60	CIT Group, Inc.	2,913
	975	Citigroup, Inc.	48,433
			83,307
Diversified Telecommunication Services -- 3.6%
	104	AT&T, Inc.	3,373
	736	Verizon Communications, Inc.	27,343
			30,716
Electric Utilities -- 2.0%
	245	Edison International	10,194
	301	Northeast Utilities	6,997
			17,191
Electronic Equipment & Instruments -- 0.6%
	245	Avnet, Inc. (a)	4,803
Energy Equipment & Services -- 0.8%
	64	Noble Corp.	4,108
	63	Weatherford International Ltd. (a)	2,628
			6,736
Food & Staples Retailing -- 0.5%
	153	Supervalu, Inc.	4,548
Health Care Providers & Services -- 2.2%
	232	Aetna, Inc.	9,160
	127	WellPoint, Inc. (a)	9,785
			18,945
Household Durables -- 1.0%
	290	Toll Brothers, Inc. (a)	8,155
Household Products -- 2.8%
	392	Procter & Gamble Co.	24,302
Industrial Conglomerates -- 4.5%
	936	General Electric Co.	33,023
	195	Tyco International Ltd. (Bermuda)	5,458
			38,481
Insurance -- 7.0%
	78	AMBAC Financial Group, Inc.	6,444
	85	Assurant, Inc.	4,556
	103	Endurance Specialty Holdings Ltd. (Bermuda)	3,618
	380	Genworth Financial, Inc.	13,300
	103	Hartford Financial Services Group, Inc.	8,901
	113	MBIA, Inc.	6,930
	149	RenaissanceRe Holdings Ltd. (Bermuda)	8,301
	209	Willis Group Holdings Ltd. (United Kingdom)	7,934
			59,984
IT Services -- 1.4%
	110	Affiliated Computer Services, Inc., Class A (a)	5,689
	266	Sabre Holdings Corp., Class A	6,224
			11,913
Machinery -- 1.5%
	69	Deere & Co.	5,798
	65	Eaton Corp.	4,476
	48	Kennametal, Inc.	2,702
			12,976
Media -- 3.8%
	180	CBS Corp., Class B	5,079
	178	Comcast Corp., Class A (a)	6,552
	127	Gannett Co., Inc.	7,217
	117	R.H. Donnelley Corp.	6,199
	410	Time Warner, Inc.	7,482
			32,529
Metals & Mining -- 1.3%
	155	Alcan, Inc. (Canada)	6,192
	91	United States Steel Corp.	5,272
			11,464
Multi-Utilities -- 3.6%
	126	Consolidated Edison, Inc.	5,821
	122	Dominion Resources, Inc.	9,324
	180	Duke Energy Corp	5,430
	114	SCANA Corp.	4,583
	255	Xcel Energy, Inc.	5,266
			30,424
Multiline Retail -- 0.4%
	256	Dollar General Corp.	3,489
Office Electronics -- 0.9%
	507	Xerox Corp. (a)	7,887
Oil, Gas & Consumable Fuels -- 12.5%
	174	Chesapeake Energy Corp.	5,034
	280	Chevron Corp.	18,187
	254	ConocoPhillips	15,138
	122	Devon Energy Corp.	7,698
	96	EOG Resources, Inc.	6,212
	708	Exxon Mobil Corp.	47,507
	95	Peabody Energy Corp.	3,476
	83	Valero Energy Corp.	4,282
			107,534
Paper & Forest Products -- 0.9%
	126	Weyerhaeuser Co.	7,753
Pharmaceuticals -- 6.8%
	143	Abbott Laboratories	6,954
	74	Eli Lilly & Co.	4,229
	232	Merck & Co., Inc.	9,704
	612	Pfizer, Inc.	17,342
	252	Schering-Plough Corp.	5,576
	72	Sepracor, Inc. (a)	3,468
	211	Wyeth	10,743
			58,016
Real Estate Investment Trusts (REITs) -- 2.4%
	110	Apartment Investment & Management Co.	5,969
	126	Global Signal, Inc.	6,373
	153	Mack-Cali Realty Corp.	7,946
			20,288
Road & Rail -- 2.9%
	221	CSX Corp.	7,268
	400	Norfolk Southern Corp.	17,629
			24,897
Software -- 0.3%
	139	Symantec Corp. (a)	2,962
Specialty Retail -- 1.4%
	489	Staples, Inc.	11,900
Thrifts & Mortgage Finance -- 3.7%
	378	Freddie Mac	25,066
	118	MGIC Investment Corp.	7,065
			32,131
Tobacco -- 2.2%
	243	Altria Group, Inc.	18,586
Wireless Telecommunication Services -- 1.5%
	728	Sprint Nextel Corp.	12,490
		Total Common Stocks
		(Cost $758,842)	836,449
Short-Term Investments -- 2.7%
Investment Company -- 2.7%
	22,640	JPMorgan Prime Money Market Fund (b) (m)
		(Cost $22,640)	22,640

Total Investments -- 100.3%
(Cost $781,482)			859,089
Liabilities in Excess of Other Assets -- (0.3)%			(2,210)
NET ASSETS -- 100.0%			$ 856,879

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.

(b) Investment in Affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P.Morgan Investment Management, Inc.

(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2006 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows (amounts in thousands):

Aggregate gross unrealized appreciation         $87,436
Aggregate gross unrealized depreciation          (9,829)
Net unrealized appreciation/depreciation         $77,607

Federal income tax cost of investments         $781,482

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2006 Annual Report.

ITEM 2 - - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By  /s/ Jeffrey L. Steele, President and PEO

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele, President and PEO

Date: November 28, 2006

By  /s/ Michael W. Stockton, Treasurer and PFO

Date: November 28, 2006